Right-of-use assets and lease liabilities (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease incentive receivable	$ 23,307		$ 23,307	$ 23,163
Sort-term receivable of seller's credit	0		0	12,741
Gain (Loss) on Disposition of Property Plant Equipment			(440)	(5,817)	$ (6,451)
Operating Lease, Right-of-Use Asset	$ 58,706		$ 58,706	88,573
Operating Lease, Weighted Average Discount Rate, Percent	3.90%		3.90%
Operating Lease, Liability, Current	$ 21,737		$ 21,737	29,749
Operating Lease, Liability, Noncurrent	36,969		36,969	58,824
Sublease Income			54,877	16,202	29,355
Finance Lease, Liability, Current	28,033	$ 29,968	28,033	0
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	41,851	42,968	41,851	0
Interest and Debt Expense			50,253	31,407	70,579
Finance Lease, Liability, Noncurrent	2,164		$ 2,164	3,196
Property, Plant and Equipment, Depreciation Methods			straight-line
Finance Lease, Right-of-Use Asset, Amortization			$ 1,116	0	0
Property, Plant and Equipment, Additions				$ 0
Reclassification to Interest and finance costs net due to de-designations [Member}
Interest and Debt Expense			$ 229
Archangel and Alaska [Member]
Sale Leaseback Transaction, Date			January 9, 2020
Sale Leaseback Transaction, Lease Terms			five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 61,070
Lease incentive receivable	11,800		11,800
Sort-term receivable of seller's credit	11,190		11,190
Operating Lease, Right-of-Use Asset	$ 18,445		$ 18,445
Operating Lease, Weighted Average Discount Rate, Percent	3.59%		3.59%
Operating Lease, Weighted Average Remaining Lease Term	2 years 7 days		2 years 7 days	3 years 7 days
Sakura Princess [Member]
Sale Leaseback Transaction, Date			December 21, 2020
Sale Leaseback Transaction, Lease Terms			five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 24,527
Lease incentive receivable	$ 4,425		4,425
Long-term receivable of seller's credit	4,271		4,271
Finance Lease, Liability					$ 5,148
Operating Lease, Right-of-Use Asset	$ 8,560		$ 8,560
Operating Lease, Weighted Average Discount Rate, Percent	2.54%		2.54%
Operating Lease, Weighted Average Remaining Lease Term	2 years 11 months 23 days		2 years 11 months 23 days	3 years 11 months 19 days
Operating Lease, Liability, Current	$ 1,031		$ 1,031	$ 997
Operating Lease, Liability, Noncurrent	2,164		2,164	3,196
Operating Lease, Liability	3,195		$ 3,195	$ 4,193
Arctic and Antarctic [Member]
Sale Leaseback Transaction, Date			June 21, 2021
Sale Leaseback Transaction, Lease Terms			five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 52,304
Lease incentive receivable	8,415		8,415
Long-term receivable of seller's credit	7,846		7,846
Gain (Loss) on Disposition of Property Plant Equipment			1,696
Operating Lease, Right-of-Use Asset	$ 31,701		$ 31,701
Operating Lease, Weighted Average Discount Rate, Percent	2.98%		2.98%
Operating Lease, Weighted Average Remaining Lease Term	3 years 5 months 26 days		3 years 5 months 26 days	4 years 5 months 26 days
Eurochampion 2004 and Euronike [Member]
Sale Leaseback Transaction, Date			December 21, 2017
Sale Leaseback Transaction, Lease Terms			five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 65,200
Lease incentive receivable	$ 13,000		$ 13,000
Operating Lease, Weighted Average Discount Rate, Percent	3.90%		3.90%
Operating Lease, Weighted Average Remaining Lease Term	18 days		18 days
Sublease Income	$ 4,407	$ 17,916
Eurochampion 2004 and Euronike [Member] | October 2022 Addendum [Member]
Sale Leaseback Transaction, Lease Terms			option to extend the charter period for one year and add two purchase options to repurchase the vessels
Eurochampion 2004 [Member]
Lease incentive receivable	6,500		$ 6,500
Property, Plant and Equipment, Additions			13,750
Euronike [Member]
Lease incentive receivable	$ 6,500		6,500
Property, Plant and Equipment, Additions			$ 13,750